Retirement Benefits - Schedule of Assumptions Used to Determine Benefit Obligations and Net Periodic Benefit Expense (Detail)	12 Months Ended
	Nov. 30, 2012	Nov. 30, 2011
Pension Benefits [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Discount rate (benefit obligations)	3.68%	4.95%
Discount rate (benefit restoration plan benefit obligations)	3.77%	4.98%
Discount rate (net periodic benefit expense)	4.95%	5.21%
Expected long-term rate of return on plan assets	8.00%	8.00%
Medical and Life Benefits [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Discount rate (benefit obligations)	3.24%	4.58%
Discount rate (net periodic benefit expense)	4.58%	4.65%
Ultimate healthcare trend rate	5.00%	5.00%
Medical and Life Benefits [Member] | Benefit obligations pre 65/post 65 [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Initial healthcare trend rate	8.75%	9.00%
Year ultimate rate attained	2021	2021
Medical and Life Benefits [Member] | Net periodic benefit expense pre 65/post 65 [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Initial healthcare trend rate	9.00%	9.00%
Year ultimate rate attained	2021	2021